Prepaid Expenses and Other Current Assets and Other Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid expenses and other current assets [Abstract]
VAT receivables	$ 202	$ 376
Income taxes	85	372
Advances to suppliers	67	90
Prepaid insurance	51	46
Deferred tax assets	46	29
Taxes other than income taxes	18	11
Other	101	116
Total prepaid expenses and other current assets	570	1,040
Components of other assets [Abstract]
Debt issuance costs	98	102
Company-owned life insurance	55	54
Pension assets	15	47
Deferred tax assets	44	20
Other	34	43
Total other assets	$ 246	$ 266